Prepayment and Other Current Assets (Details) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 18, 2021	Jul. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Apr. 06, 2021	Dec. 14, 2020	Feb. 26, 2019
Prepayment and Other Current Assets (Details) [Line Items]
Equity interest rate						100.00%
Cash consideration				$ 400,000
Amount received		$ 400,000
Interest rate percentage			1.00%		10.00%
Securities shares (in Shares)			0.10
Agreement, amount			$ 400,000
Purchase Agreement [Member]
Prepayment and Other Current Assets (Details) [Line Items]
Equity interest rate			100.00%
Yushu Kingo [Member]
Prepayment and Other Current Assets (Details) [Line Items]
Advance payment							$ 4,937,664
Huanong Yijia [Member]
Prepayment and Other Current Assets (Details) [Line Items]
Amount received	$ 4,961,517